Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Income Statement [Abstract]
Food sales	$ 97,827	$ 114,679
Cost of goods sold	45,176	52,668
Gross margin	52,651	62,011
Operating expenses:
Depreciation and amortization	527	3,016
Stock based compensation	0	300,000
Payroll and other expenses	45,833	50,755
Rent	32,888	28,106
Consulting and professional fees	61,103	63,752
General and administrative	57,931	34,965
Total operating expenses	203,450	480,594
Income (loss) from operations	(150,801)	(418,583)
Other income (expense)
Interest income (expense), net	(2,293)	(2,096)
Total other income (expense)	(2,293)	(2,096)
Income (loss) before income taxes	(153,094)	(420,679)
Provision for income taxes (benefit)	0	0
Net loss	(153,094)	(420,679)
Less: net gain(loss) attributable to non-controlling interests	(2,889)	1,183
Net loss attributable to Kisses From Italy, Inc.	$ (150,205)	$ (421,862)
Basic earnings (loss) per common share	$ (0.00)	$ (0.00)
Diluted earnings (loss) per common share	$ (0.00)	$ (0.00)
Weighted-average number of common shares outstanding:
Basic	183,546,915	157,381,779
Diluted	183,546,915	157,381,779